Discontinued operations (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Interest income	$ 245	$ 292	$ 110
Impairment charges and fair value gains on financial assets, net	38	(6)	(227)
Additions to restructuring provisions	(492)	(521)	(186)
Discontinued operations
Statement [line items]
Interest income		2
Additions to restructuring provisions		(13)	(8)
Equity-based compensation of Novartis equity plans	(9)	(93)	(71)
Property, plant and equipment [member]
Statement [line items]
Depreciation and amortisation expense	(1,345)	(1,482)	(1,303)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(202)	(301)	(157)
Property, plant and equipment [member] | Discontinued operations
Statement [line items]
Depreciation and amortisation expense	(42)	(235)	(217)
Impairment loss (reversal of impairment loss) recognised in profit or loss		(3)
Right-of-use assets [member]
Statement [line items]
Depreciation and amortisation expense	(305)
Right-of-use assets [member] | Discontinued operations
Statement [line items]
Depreciation and amortisation expense	(9)
Intangible assets and goodwill [member]
Statement [line items]
Depreciation and amortisation expense	(2,836)	(2,587)	(2,624)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,138)	(841)	(652)
Intangible assets and goodwill [member] | Discontinued operations
Statement [line items]
Depreciation and amortisation expense	$ (174)	(1,052)	(1,066)
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ (391)	$ (57)